Goodwill and Intangible Assets - Aggregate amortization expense - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Total segment amortization	$ 2,516	$ 2,487